Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Analysis of Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2021	2022	2023
Time charter revenues	105,966,167	114,996,842	124,075,851
Bareboat revenues	9,624,684	2,340,791	—
Voyage charter revenues	33,813,496	32,156,474	18,268,798
Other income	800,180	3,266,781	1,183,120

Total	150,204,527	152,760,888	143,527,769